Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended
	Dec. 20, 2021	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Kingsbarn Tactical Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Kingsbarn Tactical Bond ETF
Accumulated Value	$ 10,000	$ 9,013		$ 9,525	$ 10,313	$ 10,526
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 8,731		$ 8,864	$ 9,441	$ 9,980